Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

May 4, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and

Brighthouse Separate Account Eleven for Variable Annuities

File Nos. 333-152258/811-21262

(PrimElite I)

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Separate Account Eleven for Variable Annuities (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2020 and Statement of Additional Information (“SAI”) dated May 1, 2020 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 14 for the Account filed electronically with the Commission on April 3, 2020.

If you have any questions, please contact me at (980) 949-5116.

Sincerely,

/s/ Matthew Ravech
Matthew Ravech
Assistant General Counsel
Brighthouse Life Insurance Company